SUPPLEMENT DATED AUGUST 1, 2013

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS
DATED MAY 1, 2013

On the front cover of the First Investors Life Series Funds’ prospectus, the following language should appear just below the list of names of the Funds:

Effective August 1, 2013, investments in certain of the Funds included in this Prospectus may be made through variable annuity contracts and life insurance policies offered by insurance companies in addition to First Investors Life Insurance Company.

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Please retain this Supplement for future reference.

LSP0813